Profit from Operations - Fox River - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jul. 31, 2016 EUR (€)	Jun. 30, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Profit From Operations [Line Items]
Group's provision					£ 649,000,000	£ 753,000,000	£ 793,000,000
Windward and Sequana
Profit From Operations [Line Items]
Assets recognised					0
Payments received				£ 0
Windward Dividend Claim
Profit From Operations [Line Items]
Dividend paid to Sequana | €			€ 135
Windward Dividend Claim | Windward
Profit From Operations [Line Items]
Litigation settlement amount	£ 145,000,000	$ 185
Fox River
Profit From Operations [Line Items]
Claims in relation to environmental clean up costs					274,000,000
Fox River | N C R Appvion And Windward Prospects
Profit From Operations [Line Items]
Payments for environmental clean up and legal costs					30,000,000	25,000,000	17,000,000
Payment for legal costs					5,000,000	7,000,000	11,000,000
Fox River | N C R Appvion And Windward Prospects | Funding
Profit From Operations [Line Items]
Devaluation of currency charge net							20,000,000
Fox River
Profit From Operations [Line Items]
Group's provision					£ 108,000,000	£ 138,000,000	£ 163,000,000